INVENTORY - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 1,929	$ 837
Work in process	948	264
Finished goods	91	804
Total	$ 2,968	$ 1,905